Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	11,086,481	11,086,481
Ordinary shares, shares outstanding	10,772,024	10,772,024